UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2012

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.1%
Education - 50.1%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	$100,000	$100,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.160%	7/1/37	4,340,000	4,340,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.150%	7/1/30	5,700,000	5,700,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.150%	7/1/38	5,700,000	5,700,000	(a)(b)
The Taft School, LOC-Wells Fargo Bank N.A.	0.250%	7/1/22	4,250,000	4,250,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.170%	7/1/34	2,960,000	2,960,000	(a)(b)
Wesleyan University	0.150%	7/1/40	11,400,000	11,400,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.170%	7/1/30	5,705,000	5,705,000	(a)(b)
Yale University	0.140%	7/1/35	4,740,000	4,740,000	(a)(b)
Yale University	0.150%	7/1/35	3,105,000	3,105,000	(a)(b)
Yale University	0.140%	7/1/36	900,000	900,000	(a)(b)
Yale University	0.150%	7/1/36	2,940,000	2,940,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.170%	5/15/48	1,575,000	1,575,000	(a)(b)
University of Connecticut Revenue	5.000%	1/15/13	2,605,000	2,619,673
University of Connecticut Revenue	3.000%	2/15/13	585,000	588,293
University of Texas, TX, Revenue, Financing System	0.130%	8/1/39	2,100,000	2,100,000	(a)(b)

Total Education				58,722,966

General Obligation - 13.4%
Bethel, CT, GO	3.000%	7/15/13	390,000	396,453
Bridgeport, CT, GO, TAN	1.250%	2/12/13	2,000,000	2,003,640
Connecticut State, GO	5.500%	12/15/12	1,000,000	1,001,750
Connecticut State, GO, Economic Recovery	4.000%	1/1/13	1,875,000	1,880,549
Darien, CT, GO	2.000%	8/1/13	1,000,000	1,011,482
Easton, CT, GO, BAN	1.000%	7/3/13	2,500,000	2,511,142
Glastonbury, CT, GO	2.000%	5/15/13	70,000	70,546
Guilford, CT, GO	2.000%	2/15/13	150,000	150,501	(c)
Guilford, CT, GO	2.000%	8/15/13	200,000	202,346	(c)
Hartford County, CT, Metropolitan District, GO, BAN	1.000%	12/6/12	550,000	550,031
Hartford, CT, GO, BAN	2.000%	4/11/13	1,000,000	1,005,738
Killingly, CT, GO, BAN	1.500%	5/1/13	1,500,000	1,507,509
Redding, CT, GO	2.000%	8/1/13	235,000	237,681
Salem, CT, GO, BAN	1.000%	7/9/13	2,500,000	2,505,929
Stonington, CT, GO	4.000%	4/1/13	600,000	607,219

Total General Obligation				15,642,516

Health Care - 11.2%
California Statewide CDA Revenue, Kaiser Permanente	0.150%	4/1/36	500,000	500,000	(a)(b)
Connecticut State HEFA Revenue:
Griffin Hospital, LOC-Wells Fargo Bank N.A.	0.150%	7/1/37	1,600,000	1,600,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.170%	7/1/37	1,070,000	1,070,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.170%	7/1/37	4,780,000	4,780,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.160%	7/1/25	3,515,000	3,515,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.160%	7/1/25	$1,700,000	$1,700,000	(a)(b)

Total Health Care				13,165,000

Housing: Multi-Family - 4.6%
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.180%	5/15/31	930,000	930,000	(a)(b)(d)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.170%	12/1/28	4,500,000	4,500,000	(a)(b)(d)

Total Housing: Multi-Family				5,430,000

Housing: Single Family - 6.8%
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.160%	7/1/32	1,455,000	1,455,000	(a)(b)
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.150%	11/15/41	1,700,000	1,700,000	(a)(b)
Housing Mortgage Finance, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	11/15/34	900,000	900,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Barclays Bank PLC	0.170%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-FHLB	0.140%	11/15/30	1,000,000	1,000,000	(a)(b)
Utah Housing Corp., Single-Family Mortgage Revenue, SPA-FHLB	0.210%	1/1/33	1,600,000	1,600,000	(a)(b)(d)

Total Housing: Single Family				7,925,000

Miscellaneous - 1.7%
District of Columbia Revenue, American Sociological Association, LOC-PNC Bank N.A.	0.180%	12/1/37	1,975,000	1,975,000	(a)(b)

Public Facilities - 6.3%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.130%	6/1/27	1,715,000	1,715,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.170%	7/1/20	5,700,000	5,700,000	(a)(b)

Total Public Facilities				7,415,000

Transportation - 4.9%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, LOC - Scotiabank	0.140%	7/1/28	5,700,000	5,700,000	(a)(b)

Utilities - 0.9%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.130%	12/1/16	1,000,000	1,000,000	(a)(b)

Water & Sewer - 0.2%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.210%	8/1/37	250,000	250,000	(a)(b)

TOTAL INVESTMENTS - 100.1% (Cost - $117,225,482#)				117,225,482
Liabilities in Excess of Other Assets - (0.1)%				(134,997)

TOTAL NET ASSETS - 100.0%				$117,090,485

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
LOC	— Letter of Credit
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	64.5%
VMIG 1	19.4
AA/Aa	6.4
SP-1	2.6
MIG 1	1.3
AAA/Aaa	1.1
NR	4.7

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$117,225,482	—	$117,225,482

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be

Notes to Schedule of Investments (unaudited) (continued)

dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2013